SCHEDULE OF LICENSE, NET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
License acquired from Oxford University Innovation Limited on June 2, 2021 (see Note A)		$ 79,256
Accumulated amortization		(4,603)
License, net		74,653
Coroware, Inc. and Subsidiaries [Member]
Subtotal	$ 170,503	79,256
Accumulated amortization	(12,508)	(4,603)
License, net	157,995	74,653
Coroware, Inc. and Subsidiaries [Member] | License One [Member]
License acquired from Oxford University Innovation Limited on June 2, 2021 (see Note A)	79,256	79,256
Coroware, Inc. and Subsidiaries [Member] | License Two [Member]
License acquired from Oxford University Innovation Limited on June 2, 2021 (see Note A)	$ 91,247